Expense Example	First American Government Obligations Fund First American Government Obligations Fund- Class T 1 year	First American Government Obligations Fund First American Government Obligations Fund- Class T 3 years	First American Government Obligations Fund First American Government Obligations Fund- Class T 5 years	First American Government Obligations Fund First American Government Obligations Fund- Class T 10 years	First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class T 1 year	First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class T 3 years	First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class T 5 years	First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class T 10 years	First American Treasury Obligations Fund First American Treasury Obligations Fund- Class T 1 year	First American Treasury Obligations Fund First American Treasury Obligations Fund- Class T 3 years	First American Treasury Obligations Fund First American Treasury Obligations Fund- Class T 5 years	First American Treasury Obligations Fund First American Treasury Obligations Fund- Class T 10 years	First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class T 1 year	First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class T 3 years	First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class T 5 years	First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class T 10 years
USD ($)	41	135	238	539	41	155	279	641	41	137	242	551	41	142	252	573